UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21694
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MELLON OPTIMA L/S STRATEGY FUND, LLC
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(Exact name of registrant as specified in charter)

BNY Mellon Financial Center
One Boston Place, 024-0071
Boston, Massachusetts 02108
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(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.
BNY Mellon Financial Center
One Boston Place, 024-0081
Boston, Massachusetts 02108
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(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000
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Date of fiscal year end: March 31
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Date of reporting period: July 1, 2018 - June 30, 2019
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ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By: /s/ Ted A. Berenblum
     Ted A. Berenblum, President
                 Date: August 20, 2019